COMMON STOCK, PREFERRED STOCK AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
COMMON STOCK, PREFERRED STOCK AND WARRANTS

NOTE 10 – COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common Stock

During the three months ended September 30, 2021, the Company issued 6,525,378 shares of common stock in connection with the conversion of Series B Preferred stock with an original investment amount of $911,000 plus $53,061 in accrued dividends. The Company also issued 700,000 shares of common stock to a service provider under a consulting agreement in the period. The fair market value of the common stock was $245,00 was recorded as stock compensation expense.

As of March 31, 2021, $125,007 of debentures and accrued expenses plus bridge notes with principal and accrued interest of $1,447,315 for an aggregate of $1,572,315 of obligations were converted into 632,995 shares of common stock at a price of $0.22 per share. Further, $120,000 of Series A preferred stock was converted into 750,000 shares of common stock at a price of $0.16 per share. Due to the timing of the conversions and the Company’s stock price at that time of conversion, the Company recorded the following losses from liability conversions in the nine months ended September 30, 2021: $744,505 from the conversion of Bridge Notes including accrued interest, and $390,068 from the conversion of a debenture and accrued expenses. A deemed dividend was recognized in the amount of $542,500 for the difference between the value of the common stock shares using market price on the date of conversion and the $120,000 stated value of the Series A preferred stock upon conversion into common stock which has been presented as an increase to the net loss available to common stockholders in the condensed consolidated statement of operations.

In September 2020, the Company issued 600,000 shares of common stock to three consultants in connection with services provided. All services were provided in the third quarter of 2020, and the Company incurred a professional fee expense of $127,000 related to the issuance of these shares during the three-month period ended September 30, 2020. The Company measured the fair value of the common stock issued based on the market price on contract execution date.

The Company issued 200,000 shares of common stock in the first quarter of 2020 in connection with a services contract valued at $50,000, which is being expensed over the six-month service term of the contract. During the nine months ended September 30, 2020, the Company recognized $50,000 of stock-based compensation which is included in professional fees in the unaudited condensed consolidated statements of operations. The Company measured the fair value of the common stock issued based on the market price on contract execution date as no specific performance by the grantee is required to retain the issued shares.

Series A Redeemable Convertible Preferred Stock

The Company has 480 shares of Preferred Stock issued and outstanding as of September 30, 2021, which currently are convertible at $0.16 per share of the Company’s common stock (the “Conversion Price”), which was adjusted to match the conversion price of the Company’s Series B Preferred Stock. The Preferred Stock bears a 6% dividend per annum, calculable and payable per quarter in cash or additional shares of common stock as determined in the Certificate of Designation. The Preferred Stock has no voting rights until converted to common stock and has a liquidation preference equal to the aggregate purchase price of $480,000 plus accrued dividends. The Preferred Stock is currently in default, and the Company is negotiating a modification with the holders, including the conversion of these shares into common stock. Each share of Preferred Stock received warrants, all of which had expired as of the first quarter of 2021.

The Preferred Stock has price protection provisions in the case that the Company issues any shares of stock not pursuant to an “Exempt Issuance” at a price below the Conversion Price. Exempt Issuances include: (i) shares of Common Stock or common stock equivalents issued pursuant to the original merger of the company or any funding contemplated by that transaction; (ii) any common stock or convertible securities outstanding as of the date of closing; (iii) common stock or common stock equivalents issued in connection with strategic acquisitions; (iv) shares of common stock or equivalents issued to employees, directors or consultants pursuant to a plan, subject to limitations in amount and price; and (v) other similar transactions. The Certificate of Designation contains restrictive covenants not to incur certain debt, repurchase shares of common stock, pay dividends or enter into certain transactions with affiliates without consent of holders of 67% of the Preferred Stock.

Management has determined that the Preferred Stock is more akin to a debt security than equity primarily because it contains a mandatory 2-year redemption at the option of the holder, which only occurs if the Preferred Stock is not converted to common stock. Therefore, management has presented the Preferred Stock outside of permanent equity as mezzanine equity, which does not factor into the totals of either liabilities or equity.

The Preferred Stock carries a 6% per annum dividend calculated on the stated value of the stock and is cumulative and payable quarterly beginning July 1, 2016. These dividends are accrued at each reporting period. They add to the redemption value of the stock; however, as the Company shows an accumulated deficit, the charge has been recognized in additional paid-in capital.

Series B Preferred Stock

In December 2020, the Company filed an amendment to its Articles of Incorporation to authorize the issuance of up to 2,500 shares of Series B Convertible Preferred Stock (the “Series B Stock”), par value $0.001 per share, pursuant to a Certificate of Designation. The Series B Preferred Shares provide the holders a 10% annual paid-in-kind dividend, a liquidation preference equal to the purchase price of the shares ($1,000 per share) followed by the right to participate with the common stockholders in the instance of a liquidation or other exit event, and provide the holders the right to vote along with the common holders based on the common conversion amount of their holdings. The Series B Preferred Shares are convertible into common stock at a price of $0.16 per share, subject to anti-dilution protections in the case of certain issuances of securities below that conversion price. The Series B Preferred Shares are not redeemable.

In January 2021, the Company closed a private offering of its Series B Stock for $1,000 per share, raising a total of $2,500,000, inclusive of $156,000 in prior debt conversion and $23,000 of notes payable with directors converted to shares of Series B Stock and warrants. As of September 30, 2021, and December 31, 2021, 1,509 and 2,500 shares of Series B Stock were issued and outstanding. Between July 27 and August 24, 2021, 15 holders of an aggregate of 991 shares of Series B preferred stock converted their preferred shares into 6,525,378 shares of common stock, which included $53,061 of accrued dividends.

Series E-1 Preferred Stock

On December 3, 2020, the Company filed an amendment to its Articles of Incorporation to authorize the issuance of up to 8,500 shares of Series E-1 Preferred Stock (the “Series E-1 Stock”) pursuant to a Certificate of Designation. The shares of Series E-1 Stock are incentive-based, vesting and forfeitable securities that provide the holders the right in the aggregate to receive an “earnout” equal to 20% of the total consideration received by the Company in the instance of a sale or sub-license of its core licensed radiopharmaceutical Technology, or sale or merger of the Company, which is paid on a priority, senior basis. In addition, the holders of the Series E-1 Stock can convert their vested preferred stock at anytime or after an event resulting in an earnout payment, such as an acquisition of the Company, into an aggregate of 8.5 million common shares. The holders of the Series E-1 Stock have the right to vote along with the common stockholders based on the common conversion amount of their holdings, and have the right to nominate two members of the Board of Directors.

On December 30, 2020, 7,650 shares of Series E-1 Stock were issued to five individuals, including the Company’s Executive Chairman, CEO, and General Counsel, which vest starting in July 2021 through January 2023 and are forfeitable by the holders prior to vesting. In February 2021, the remaining 850 shares of Series E-1 Stock were issued to one newly-appointed director, vesting half in February 2022 and the balance in February 2023. Upon these shares of Series E-1 preferred stock becoming fully vested, they are convertible in the aggregate into 8,500,000 shares of common stock. During the three and nine months ended September 30, 2021, employee and director stock option expense for vested Series E-1 amounted to $394,935 and $5,220,407, respectively, which is included in compensation and related expenses on the condensed statements of operations. As of September 30, 2021, $1,307,593 of unrecognized compensation remains which will be recognized over a weighted average period of 1.06 years.

The Company computed the total grant date fair value of the Series E-1 Stock to be approximately $6,528,000 using an option pricing model and the following assumptions: (1) with respect to the shares granted in 2020: expected term of four years, dividend yield of -0-%, volatility of 96.12%, and a risk-free rate of .27%; and (2) with respect to the shares granted in 2021: expected term of four years, dividend yield of 0%, volatility of 96.12%, and a risk-free rate of 0.27%. The value of these shares will be recognized as stock-based compensation expense over the vesting period through February 2023.

Warrants

During the nine months ended September 30, 2021, the Company issued 6,743,575 warrants in connection with its Series B offering, and 750,000 warrants to a service provider. On June 17, 2021, by resolution of the Company’s board of directors, the expirations of 6,268,575 of the warrants issued in connection with the Series B offering, including those issued to directors, and the 750,000 warrants issued to the service provider were extended to from July 8, 2021 to September 30, 2021. On September 22, 2021, by resolution of the Company’s board of directors, the expirations of 6,268,575 of the warrants issued in connection with the Series B offering, including those issued to directors, and 750,000 warrants issued to the service provider were extended from September 30, 2021 to October 15, 2021; and the exercise price of the Series B warrants was reduced from $0.35 per share to $0.25 per share.

The following is a summary of the outstanding common stock warrants as of September 30, 2021:

	Number of Warrants	Exercise price per share	Expiration Date
Warrants issued in connection with issuance of Series B Preferred Stock (1)	6,202,861	$0.25	October 15, 2021
Warrants issued in connection with issuance of Series B Preferred Stock to lead investor	475,000	$0.45	January 15, 2022
Warrants issued in connection with the issuance of Series B Preferred Stock to directors	65,714	$0.25	October 15, 2021
Warrants issued to a service provider (2)	750,000	$0.22	October 15, 2021

(1)	On September 22, 2021, the Company’s board of directors approved an extension of the expiration date of these Series B warrants from September 30, 2021 to October 15, 2021, and approved a reduction in the exercise price from $0.35 per share to $0.25 per share.

(2)	On September 22, 2021, the Company’s board of directors approved an extension of the expiration date of these warrants issued to a service provider from September 30, 2021 to October 15, 2021.

During the period ended March 31, 2021, the Company issued a service provider fully vested warrants in connection with the execution of a service agreement to purchase 750,000 shares of common stock for an exercise price of $0.22 and exercise period of six months. The Company computed the total grant date fair value of the warrants to be approximately $404,000 using a Black-Scholes option pricing model and the following assumptions: expected term of 0.5 years, dividend yield of -0%-, volatility of 129.81%, and a risk-free rate of .08%. The value of these warrants was recognized as stock-based compensation expense on the date of grant and is included in professional fees on the condensed consolidated statement of operations for the nine months ended September 30, 2021, as the warrants were fully earned upon issuance. On June 17, 2021, the term of these warrants was extended until September 30, 2021, resulting in incremental compensation expense of $7,841 which has been included in professional fees in the condensed statement of operations for the nine months ended September 30, 2021.

On September 22, 2021, the term of the 750,000 service warrants were extended from September 30, 2021 to October 15, 2021. The warrant modification resulted in an incremental compensation expense of $101,366 which has been included in professional fees during the three and nine months in the unaudited statement of operations. The incremental value associated with these modified warrants was determined using a Black-Scholes pricing model using the original terms of the warrants and the modified terms and the following assumptions: expected term of 0.04 years, dividend yield of 0%, volatility of 183.2%, and a risk-free rate of 0.07%.

On June 22, 2021, the maturity of the 6,268,575 Series B warrants was extended until September 30, 2021. The incremental compensation expense associated with this modification has been recognized has a deemed dividend charge of $155,639 in the nine months ended September 30, 2021, which has been presented as a reduction of net loss available to commons stockholders on the condensed consolidated statements of operations. The incremental value associated with these modified warrants was determined using a Black-Scholes pricing model using the original terms of the warrants and the modified terms and the following assumptions: expected term of 0.1, 0.3 years, dividend yield of 0%, volatility of 107%- 111%, and a risk-free rate of 0.04%-0.05%.

On September 22, 2021, the terms of all 6,268,575 Series B warrants were extended from September 30, 2021 to October 15, 2021, and the exercise price of the Series B warrants was reduced from $0.35 per share to $0.25 per share. This modification resulted in an increase in the fair market value and a deemed dividend of $694,575. There was no change to stockholders’ equity as the increase in the fair market fair of the warrant modification was recorded to additional paid-in-capital and the deemed dividend was recorded to accumulative deficit. In addition, the deemed dividend for the three and nine months ended September 30, 2021 of $694,575 has been presented as a reduction of net loss available to common stockholders in the unaudited condensed statements of operations. The incremental value associated with these modified warrants was determined using a Black-Scholes pricing model using the original terms of the warrants and the modified terms and the following assumptions: expected term of 0.04 years, dividend yield of 0%, volatility of 183,2%, and a risk-free rate of 0.07%.

NOTE 10 – COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common Stock

In 2020, the Company issued 17,392,343 shares of common stock as follows:

Stock based compensation for services	1,750,000
Conversions of debentures and notes with unrelated parties	218,686
Conversion of Bridge Notes	13,312,175
Conversion of accrued salary and bonus, directors’ fees and notes with related parties	2,111,482

Total Common Shares issued in 2020	17,392,343

In total, $3,441,401 of obligations were converted into shares of common stock in 2020 at a price of $0.22 per share. Due to the timing of the conversions and the Company’s stock price at that time of conversion, the Company recorded the following losses from liability conversions in 2020: $495,320 from the conversion of Bridge Notes including accrued interest, $68,373 from the conversion of a debenture and note payable with unrelated parties, and $271,210 from the conversion of accrued salary, bonus, directors’ fees and notes payable with related parties. During the year ended December 31, 2020, the Company recorded a loss $834,903 on these obligations converted into shares of common stock as presented on the consolidated statements of operations.

In 2020, the Company also effected a 25:1 reverse stock split and all share numbers herein have been adjusted for that change.

The Company did not issue any common shares in 2019.

For the years ended December 31, 2020 and 2019, the Company recognized $258,667 and $115,714 of compensation expense for several service agreements.

Series A Redeemable Convertible Preferred Stock

The Company has 600 shares of Preferred Stock issued and outstanding as of December 31, 2020, which currently are convertible at $0.16 per share of the Company’s common stock (the “Conversion Price”), which was adjusted to match the conversion price of the Company’s Series B Preferred Stock. The Preferred Stock bears a 6% dividend per annum, calculable and payable per quarter in cash or additional shares of common stock as determined in the Certificate of Designation. The Preferred Stock has no voting rights until converted to common stock and has a liquidation preference equal to the aggregate purchase price of $600,000 plus accrued dividends. The Preferred Stock is currently in default, and the Company is negotiating a modification with the holders, including the conversion of these shares into common stock. Each share of Preferred Stock received warrants, of which all but 46,154 warrants expired in 2020.

The Preferred Stock has price protection provisions in the case that the Company issues any shares of stock not pursuant to an “Exempt Issuance” at a price below the Conversion Price. Exempt Issuances include: (i) shares of Common Stock or common stock equivalents issued pursuant to the original merger of the company or any funding contemplated by that transaction; (ii) any common stock or convertible securities outstanding as of the date of closing; (iii) common stock or common stock equivalents issued in connection with strategic acquisitions; (iv) shares of common stock or equivalents issued to employees, directors or consultants pursuant to a plan, subject to limitations in amount and price; and (v) other similar transactions. The Certificate of Designation contains restrictive covenants not to incur certain debt, repurchase shares of common stock, pay dividends or enter into certain transactions with affiliates without consent of holders of 67% of the Preferred Stock.

Management has determined that the Preferred Stock is more akin to a debt security than equity primarily because it contains a mandatory 2-year redemption at the option of the holder, which only occurs if the Preferred Stock is not converted to common stock. Therefore, management has presented the Preferred Stock outside of permanent equity as mezzanine equity, which does not factor into the totals of either liabilities or equity.

The Preferred Stock carries a 6% per annum dividend calculated on the stated value of the stock and is cumulative and payable quarterly beginning July 1, 2016. These dividends are accrued at each reporting period. They add to the redemption value of the stock; however, as the Company shows an accumulated deficit, the charge has been recognized in additional paid-in capital.

Series B Preferred Stock

On December 29, 2020, the Company filed an amendment to its Articles of Incorporation to authorize the issuance of up to 2,500 shares of Series B Convertible Preferred Stock (the “Series B Stock”), par value $0.001 per share, pursuant to a Certificate of Designation. The Series B Preferred Shares provide the holders a 10% annual paid-in-kind dividend, a liquidation preference equal to the purchase price of the shares ($1,000 per share) followed by the right to participate with the common stockholders in the instance of a liquidation or other exit event, and provide the holders the right to vote along with the common holders based on the common conversion amount of their holdings. The Series B Preferred Shares are convertible into common stock at a price of $0.16 per share, subject to anti-dilution protections in the case of certain issuances of securities below that conversion price. The Series B Preferred Shares are not redeemable.

In December 2020, the Company commenced a private offering of its Series B Stock for $1,000 per share. As of December 31, 2020, 281 shares of Series B Stock were issued and outstanding in connection with the issuance of 156 shares upon the conversion of a note payable in the amount $156,000, inclusive of unpaid and accrued interest and the sale of 125 shares for total prices of $125,000, $25,000 of which was received in 2021 and recorded as a subscription receivable as of December 31, 2020. There was no gain or loss recognized on the conversion of the notes payable into Series B Stock as the conversion rate was equal to the Series B per share purchase price.

Series E-1 Preferred Stock

On December 3, 2020 the Company filed an amendment to its Articles of Incorporation to authorize the issuance of up to 8,500 shares of Series E-1 Preferred Stock (the “Series E-1 Stock”) pursuant to a Certificate of Designation. The shares of Series E-1 Stock are incentive-based, vesting and forfeitable securities that provide the holders the right in the aggregate to receive an “earnout” equal to 20% of the total consideration received by the Company in the instance of a sale or sub-license of its core licensed radiopharmaceutical Technology, or sale or merger of the Company, which is paid on a priority, senior basis. In addition, the holders of the Series E-1 Stock can convert their vested preferred stock at anytime or after an event resulting in an earnout payment, such as an acquisition of the Company, into an aggregate of 8.5 million common shares. The holders of the Series E-1 Stock have the right to vote along with the common stockholders based on the common conversion amount of their holdings, and have the right to nominate two members of the Board of Directors. On December 30, 2020, 7,650 shares of Series E-1 Stock had been issued to five individuals, including the Company’s Executive Chairman, CEO and General Counsel which vest starting in July 2021 through January 2023 and are forfeitable by the holders prior to vesting. Upon these shares of Series E-1 preferred stock becoming fully vested, they are convertible in the aggregate into 7,650,000 shares of common stock which had a value of approximately $3.9 million as of December 31, 2020. The Company computed the grant date fair value of the Series E-1 Stock to be approximately $5.34 million using an option pricing model and the following assumptions: expected term of four years, dividend yield of -0-%, volatility of 96.12%, and a risk-free rate of .27%, which will be recognized as stock-based compensation expense over the vesting period through January 2023. Since the vesting period began on December 30, 2020, compensation expense as of December 31, 2020 was not significant. As of December 31, 2020, all 7,650 Series E-1 Stock issued remains unvested.

Warrants

During the year ended December 31, 2020, the Company issued no warrants and 80,000 warrants expired. During the year ended December 31, 2019, the Company did not issue any warrants and 81,340 warrants expired. The following is a summary of all outstanding common stock warrants as of December 31, 2020:

	Number of Warrants	Exercise price per share	Average remaining term in years
Warrants issued in connection with issuance of Series A Preferred Stock	46,154	$0.22	0.005

During the year ended December 31, 2018, the Company committed to issuing warrants to purchase 6,000 shares of common stock at $1.00 per share and expiring in five years. These warrants are provisional and are not considered outstanding or granted as of December 31, 2020.